FINANCIAL INSTRUMENTS & RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of past due trade and other receivables was as follows:

($ millions)	2020	2019
31-60 days past due	3	1
Greater than 61 days past due	8	7
	11	8

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk Pembina will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding Balances Due by Period
December 31, 2020	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
($ millions)
Trade payables and accrued liabilities	780	780	780	—	—	—
Loans and borrowings	10,876	16,275	1,058	2,262	2,708	10,247
Dividends payable	115	115	115	—	—	—
Derivative financial liabilities	69	69	69	—	—	—
Lease liabilities	774	1,064	131	217	174	542

Disclosure of type of risk sensitivity analysis
The following table shows the impact on earnings(1) if the underlying commodity price risk of the derivative financial instruments (increased) or decreased by 15 percent, with other variables held constant.

As at December 31, 2020	15 Percent	15 Percent
($ millions)	Price Increase	Price Decrease
Crude oil	(30)	28
Natural gas	9	(9)
NGL(2)	(32)	32
(1)    Based on average market prices.
(2)    Includes propane, butane and condensate.
The following table shows the impact on earnings(1) if the underlying foreign exchange risk rate of the derivative financial instruments (increased) or decreased by $0.10, with other variables held constant.

As at December 31, 2020	$0.10	$0.10
($ millions)	Rate Increase	Rate Decrease
U.S. to Canadian dollars	(26)	26
(1) Based on the U.S. to Canadian dollar exchange rate.
Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of Pembina's interest-bearing financial instruments was:

As at December 31
($ millions)	2020	2019
Carrying amounts of financial liability
Fixed rate instruments(1)	10,120	8,874
Variable rate instruments(2)	1,530	2,097
	11,650	10,971
(1)    Includes lease liabilities.
(2) At December 31, 2020, Pembina held positions in financial derivative contracts designated as cash flow hedging instruments, fixing the interest rates on U.S. $250 million of variable rate debt (December 31, 2019: nil)
Disclosure of cash flow sensitivity analysis for variable rate instruments
The following table shows the impact on earnings if interest rates at the reporting date would have (increased) decreased earnings by 100 basis points, with other variables held constant.

As at December 31, 2020	100 Basis Point	100 Basis Point
($ millions)	Increase	Decrease
Variable rate instruments	(13)	13

Disclosure of fair value of financial instruments

	2020				2019
As at December 31	Carrying Value	Fair Value(1)			Carrying Value	Fair Value(1)
($ millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Financial assets carried at fair value
Derivative financial instruments(3)	53	—	53	—	48	—	48	—
Financial liabilities carried at fair value
Derivative financial instruments(3)	69	—	69	—	9	—	9	—
Financial liabilities carried at amortized cost
Loans and borrowings(2)	10,876	—	11,902	—	10,152	—	10,729	—
(1)    The basis for determining fair value is disclosed in Note 6.
(2)    Carrying value of current and non-current balances.
(3)    At December 31, 2020 all derivative financial instruments are carried at fair value through earnings.

Disclosure of discount rates used to determine fair value of liabilities
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

As at December 31
(percent)	2020	2019
Derivatives	0.5 - 0.7	2.0 - 2.5
Loans and borrowings	0.5 - 3.9	2.3 - 4.0

Disclosure of detailed information about hedging instruments
The following balances of U.S. dollar debt had been designated as hedges:

For the Years ended December 31
($ millions)	2020	2019
Notional amount of U.S. debt designated (in U.S. dollars)	250	—
Carrying value of U.S. debt designated	317	—
Maturity date	2025	NA

Disclosure of derivative financial instruments
The maturity and notional amount or quantity outstanding related Pembina's derivative instruments is as follows:

($ millions)	Liquids (bpd)	Natural Gas (GJ/d)	Power (MWh)	Foreign Exchange	Interest Rate
As at December 31, 2020
Purchases(1)	1,756	73,557	6	—	—
Sales(1)	25,284	—	—	—	—
Millions of U.S. dollars	—	—	—	260	250
Maturity dates	2021	2021	2021	2021	2025
As at December 31, 2019
Purchases(1)	409	94,727	—	—	—
Sales(1)	24,839	—	—	—	—
Millions of U.S. dollars	—	—	—	470	—
Maturity dates	2020-2021	2020-2021	NA	2020-2021	NA
(1) Barrels per day ("bpd"), gigajoules per day ("GJ/d") and megawatt hours ("MWh").
Disclosure of financial instruments designated at fair value through profit or loss
Realized and unrealized gains (losses) on derivative instruments are as follows:

For the years ended December 31
($ millions)	2020	2019
Derivative instruments held at FVTPL(1)
Realized (gain) loss
Commodity-related	(54)	(33)
Foreign exchange	2	3
Unrealized loss (gain)
Commodity-related	84	13
Foreign exchange	5	4
(1) Realized and unrealized (gains) losses on commodity derivative instruments held at FVTPL are included in (gain) loss on commodity-related derivative financial instruments in the consolidated statements of (loss) earnings and comprehensive (loss) income. Realized and unrealized (gains) losses on foreign exchange derivative instruments held at FVTPL are included in net finance costs in the consolidated statements of (loss) earnings and comprehensive (loss) income.